Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Before Income Tax Domestic And Foreign [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ 400,278	$ 500,938	$ 295,105
Income (Loss) from Continuing Operations before Income Taxes, Foreign									363,293	305,243	245,454
Income Loss From Continuing Operations Before Provision For Income Tax	$ 193,251	$ 156,396	$ 187,169	$ 226,755	$ 256,216	$ 183,958	$ 186,358	$ 179,649	$ 763,571	$ 806,181	$ 540,559